Securitizations and Variable Interest Entities - Carrying Amount of Assets and Liabilities of Unconsolidated VIEs (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4,126	¥ 3,610
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 4,170	¥ 3,652
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 87	¥ 123
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 87	¥ 123
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 118	¥ 237
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 118	¥ 237
CMBS and RMBS
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,067	¥ 2,521
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 3,067	¥ 2,521
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 413	¥ 387
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 413	¥ 387
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 0	¥ 0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 2	¥ 2
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 14	¥ 24
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 14	¥ 24
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 423	¥ 314
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 423	¥ 314
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4	¥ 4
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 4	¥ 4
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 42	¥ 40